Other receivable (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 25, 2024	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Other receivable
Total Consideration Received for Equity Transfer	$ 19,029,128
Consideration Received				$ 951,456
Consideration Outstanding, balance		$ 19,033,707	$ 18,442,831